Average Annual Total Returns - Pioneer Emerging Markets Equity Fund	Jan. 20, 2021	Jan. 19, 2021
Class Y
Average Annual Return:
1 Year	18.28%
Since Inception	27.92%
Inception Date	Oct. 02, 2019
Class A
Average Annual Return:
1 Year	11.18%
Since Inception	21.69%
Inception Date	Oct. 02, 2019
Class A | After Taxes on Distributions
Average Annual Return:
1 Year		10.78%
Since Inception		21.23%
Inception Date		Oct. 02, 2019
Class A | After Taxes on Distributions and Sales
Average Annual Return:
1 Year		6.61%
Since Inception		16.47%
Inception Date		Oct. 02, 2019
Class C
Average Annual Return:
1 Year	17.21%
Since Inception	26.67%
Inception Date	Oct. 02, 2019